Borrowings - Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	$ 2,290,768	$ 2,184,547	$ 1,442,768
Within 1 year
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	530,005	440,608	209,174
Within 1-2 years
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	434,998	399,301	171,900
Within 2-5 years
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	895,135	877,315	698,070
Over 5 years
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	$ 430,630	$ 467,323	$ 363,624